Capital Structure, Financial Risk and Related Items - Warrant Program (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of change in share capital - warrants exercised	2.00%	2.00%	1.00%
March 2017 - February 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years
Percentage of change in share capital - warrants exercised	100.00%